Other Non-Current Assets	12 Months Ended
Oct. 31, 2025
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 10 — OTHER NON-CURRENT ASSETS

Other non-current assets comprised of the following:

	October 31, 2025	October 31, 2024
Deferred Tax Asset, net	83,357	56,310
Lease deposits	22,416	407
Total, net	105,773	56,717